Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Current assets
Cash and cash equivalents (Note 9)	$ 1,013,159	¥ 83,079,000	¥ 84,224,000
Time deposits	11,060	907,000	734,000
Trade notes and accounts receivable (Note 4)	6,826,207	559,749,000	532,757,000
Inventories (Note 5)	7,467,792	612,359,000	473,876,000
Deferred income taxes and other current assets (Notes 9, 15, 19, 20, 21 and 23)	1,759,488	144,278,000	152,781,000
Total current assets	17,077,706	1,400,372,000	1,244,372,000
Long-term trade receivables (Note 4)	2,247,488	184,294,000	183,270,000
Investments
Investments in and advances to affiliated companies (Note 7)	250,793	20,565,000	25,115,000
Investment securities (Notes 6, 20 and 21)	660,878	54,192,000	60,855,000
Other	31,488	2,582,000	3,124,000
Total investments	943,159	77,339,000	89,094,000
Property, plant and equipment - less accumulated depreciation and amortization (Notes 8 and 16)	6,459,220	529,656,000	508,387,000
Goodwill (Note 10)	380,841	31,229,000	29,321,000
Other intangible assets - less accumulated amortization (Note 10)	706,744	57,953,000	53,971,000
Deferred income taxes and other assets (Notes 15, 19, 20 and 21)	483,976	39,686,000	40,722,000
Assets	28,299,134	2,320,529,000	2,149,137,000
Current liabilities
Short-term debt (Note 11)	2,632,000	215,824,000	130,308,000
Current maturities of long-term debt (Notes 9, 11, 16 and 20)	1,456,793	119,457,000	122,608,000
Trade notes, bills and accounts payable	3,334,878	273,460,000	308,975,000
Income taxes payable (Note 15)	282,866	23,195,000	38,829,000
Deferred income taxes and other current liabilities (Notes 15, 19, 20, 21 and 23)	2,826,512	231,774,000	199,268,000
Total current liabilities	10,533,049	863,710,000	799,988,000
Long-term liabilities
Long-term debt (Notes 9, 11, 16 and 20)	3,811,207	312,519,000	291,152,000
Liability for pension and retirement benefits (Note 12)	618,110	50,685,000	48,027,000
Deferred income taxes and other liabilities (Notes 15, 19, 20 and 21)	440,951	36,158,000	37,290,000
Total long-term liabilities	4,870,268	399,362,000	376,469,000
Total liabilities	15,403,317	1,263,072,000	1,176,457,000
Commitments and contingent liabilities (Note 18)
Common stock:
Authorized 3,955,000,000 shares Issued 983,130,260 shares in 2012 and 998,744,060 shares in 2011 Outstanding 952,261,022 shares in 2012 and 967,902,641 shares in 2011	827,683	67,870,000	67,870,000
Capital surplus	1,687,610	138,384,000	140,523,000
Retained earnings:
Appropriated for legal reserve	462,854	37,954,000	34,494,000
Unappropriated	11,602,377	951,395,000	847,153,000
Accumulated other comprehensive loss (Notes 6, 12, 14, 19 and 21)	(1,736,451)	(142,389,000)	(131,059,000)
Treasury stock at cost, 30,869,238 shares in 2012 and 30,841,419 shares in 2011 (Note 13)	(530,707)	(43,518,000)	(35,138,000)
Total Komatsu Ltd. shareholders' equity	12,313,366	1,009,696,000	923,843,000
Noncontrolling interests	582,451	47,761,000	48,837,000
Total equity	12,895,817	1,057,457,000	972,680,000
Liabilities and Equity, Total	$ 28,299,134	¥ 2,320,529,000	¥ 2,149,137,000